Cash and Investments - Fair Value Assets Measurement Techniques (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 70,508.5	$ 64,372.1
Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 34,184.6	33,977.6
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	1.40%
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	19.40%
Recurring fair value measurement | Investment property | Income capitalization approach and/or sales comparison approach | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.80%
Discount rate	7.30%
Market rent growth rate	3.00%
Recurring fair value measurement | Investment property | Income capitalization approach and/or sales comparison approach | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	7.50%
Discount rate	9.00%
Market rent growth rate	3.00%
Recurring fair value measurement | Warrants | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	21.30%
Recurring fair value measurement | Warrants | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	41.00%
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	0.00%
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	3.90%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	3.60%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	3.60%
Recurring fair value measurement | Private company preferred shares | Market approach | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	4.50%
Recurring fair value measurement | Private company preferred shares | Market approach | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	4.50%
Recurring fair value measurement | Common shares | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.4
Recurring fair value measurement | Common shares | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.4
Recurring fair value measurement | Private equity funds | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Recurring fair value measurement | Private equity funds | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Significant unobservable inputs (Level 3)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 4,935.1
Significant unobservable inputs (Level 3) | Limited partnerships and other | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	1,846.7
Significant unobservable inputs (Level 3) | Private placement debt securities | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	1,051.0
Significant unobservable inputs (Level 3) | Private placement debt securities | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	232.0
Significant unobservable inputs (Level 3) | Investment property | Income capitalization approach and/or sales comparison approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	480.5
Significant unobservable inputs (Level 3) | Warrants | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	199.5
Significant unobservable inputs (Level 3) | CPI-linked derivatives | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	6.7
Significant unobservable inputs (Level 3) | Private company preferred shares | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	68.6
Significant unobservable inputs (Level 3) | Private company preferred shares | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	481.7
Significant unobservable inputs (Level 3) | Common shares | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	76.0
Significant unobservable inputs (Level 3) | Private equity funds | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	65.4
Significant unobservable inputs (Level 3) | Private equity funds | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	63.8
Significant unobservable inputs (Level 3) | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	363.2
Significant unobservable inputs (Level 3) | Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 4,935.1	$ 5,374.0